Non-operating Income - Schedule of Non-operating Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Non-Operating Income [Abstract]
Foreign exchange gain	$ 2,500	$ 1,619
Gains from the remeasurement of crypto assets	0	5
Gain on remeasurement of previously held equity interest	51
Realized gains on Investment	755
Unrealized gains on investment	73
Financial income	19
Interest income	6,198	1,641
Gain on repayment of ExWorks Loan	0	3,699
Other	62
Total non-operating income	$ 9,658	$ 6,964